Revenue (Details) - Customers [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue [Line Items]
Contract liability	$ 127,464	$ 124,507	$ 191,066
Over Time [Member]
Revenue [Line Items]
Revenue	7,557,193	12,481,187	10,145,855
Short Period of Time [Member]
Revenue [Line Items]
Revenue	$ 5,876,314	$ 7,832,631	$ 6,542,509